Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Tables)	12 Months Ended
Dec. 31, 2021
Amortized cost and estimated fair value by type of investment security

The amortized cost and estimated fair value by type of investment security at December 31, 2021 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$3,400	$—	$—	$3,400	$3,400
Total investment securities	$3,400	$—	$—	$3,400	$3,400

	Available for Sale Debt Securities
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)

	(Dollars in Thousands)
Residential mortgage-backed securities	$4,213,441	$14,159	$(58,237)	$4,169,363	$4,169,363
Obligations of states and political subdivisions	41,519	3,038	—	44,557	44,557
Total investment securities	$4,254,960	$17,197	$(58,237)	$4,213,920	$4,213,920
(1)	Included in the carrying value of residential mortgage- backed securities are $824,474 of mortgage-backed securities issued by Ginnie Mae and $3,344,889 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

The amortized cost and estimated fair value by type of investment security at December 31, 2020 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$3,400	$—	$—	$3,400	$3,400
Total investment securities	$3,400	$—	$—	$3,400	$3,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)

	(Dollars in Thousands)
Residential mortgage-backed securities	$3,006,592	$32,701	$(9,339)	$3,029,954	$3,029,954
Obligations of states and political subdivisions	47,697	3,131	(14)	50,814	50,814
Total investment securities	$3,054,289	$35,832	$(9,353)	$3,080,768	$3,080,768
(1)	Included in the carrying value of residential mortgage- backed securities are $371,407 of mortgage-backed securities issued by Ginnie Mae, $2,658,247 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value

	(Dollars in Thousands)
Due in one year or less	$2,200	$2,200	$—	$—
Due after one year through five years	1,200	1,200	—	—
Due after five years through ten years	—	—	—	—
Due after ten years	—	—	41,519	44,557
Residential mortgage-backed securities	—	—	4,213,441	4,169,363
Total investment securities	$3,400	$3,400	$4,254,960	$4,213,920

Gross unrealized losses on investment securities and the related fair value

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2021 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$3,037,188	$(53,060)	$423,733	$(5,177)	$3,460,921	$(58,237)
	$3,037,188	$(53,060)	$423,733	$(5,177)	$3,460,921	$(58,237)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2020 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,462,232	$(9,339)	$—	$—	$1,462,232	$(9,339)
Obligations of states and political subdivisions	—	—	757	(14)	757	(14)
	$1,462,232	$(9,339)	$757	$(14)	$1,462,989	$(9,353)

Summary of unrealized and realized gains and losses recognized in net income on equity securities

Year Ended
December 31, 2021
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$(123)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(123)

Year Ended
December 31, 2020
(Dollars in Thousands)

Net gains recognized during the period on equity securities	$107
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$107

Year Ended
December 31, 2019
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$158
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$158